Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Composition of Net Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans	$ 365,242	$ 249,767
Deferred loan fees and costs	(3,059)	(844)
Allowance for loan losses	(3,061)	(2,231)	$ (1,965)
Net Loans	359,122	246,692
Real Estate Portfolio Segment [Member]
Loans	210,838	204,000
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	7,528	6,298
Allowance for loan losses	(88)	(52)	(51)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	38,884	39,897
Allowance for loan losses	(362)	(351)	(435)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Loans [Member]
Loans	46,412	46,195
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans	24,043	22,233
Allowance for loan losses	(229)	(145)	(156)
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans	131,820	119,323
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	4,775	12,523
Allowance for loan losses	(62)	(250)	(175)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	3,788	3,726
Allowance for loan losses	(20)	(19)	$ (21)
Commercial Portfolio Segment [Member]
Loans	154,387	45,745
Consumer Portfolio Segment [Member]
Loans	$ 17	$ 22